Investments (Tables)	9 Months Ended
Sep. 30, 2013
Investments [Abstract]
Schedule of Equity Method Investments

Condensed financial information for Bagatelle Investors, Bagatelle NY, Bagatelle LA and One 29 Park as of, and for the nine months ended September 30, 2013 and the years ended December 31, 2012, 2011 and 2010 are as follows:

September 30, 2013:
(unaudited)
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	31.24%	5.23%	5.23%	10.00%

Current assets	$384,074	$1,855,140	$120,339	$1,166,495
Noncurrent assets	3,052,363	2,326,531	534,910	1,187,452
Current liabilities	(19,114)	(983,180)	(1,034,039)	(364,768)
Noncurrent liabilities	-	(161,495)	(25,317)	-
Equity	$3,417,323	$3,036,997	$(404,106)	$1,989,179

Revenues	$-	$8,747,933	$1,236,199	$7,242,579
Operating income (loss)	143,513	1,283,943	(518,716)	859,245
Net income (loss)	140,954	1,207,760	(537,865)	(207,677)

December 31, 2012:
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	31.24%	5.23%	5.23%	10.00%

Current assets	$684,095	$1,165,932	$107,517	$1,673,947
Noncurrent assets	3,229,291	2,702,895	674,312	1,171,226
Current liabilities	(117,017)	(1,512,816)	(626,338)	(567,270)
Noncurrent liabilities	-	(119,956)	(21,732)	-
Equity	$3,796,369	$2,236,055	$133,759	$2,277,903

Revenues	$-	$6,089,189	$1,745,057	$10,911,564
Operating income (loss)	(184,380)	105,420	(995,511)	2,185,157
Net income (loss)	(184,380)	79,416	(1,002,842)	499,847

December 31, 2011 (Restated):
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	55.56%	4.00%	4.00%	10.00%

Current assets	$68,863	$367	$14,756	$1,927,635
Noncurrent assets	1,671,901	1,296,712	402,898	1,200,598
Current liabilities	-	(58,355)	-	(1,178,970)
Noncurrent liabilities	-	-	-	-
Equity	$1,740,764	$1,238,724	$417,654	$1,949,263

Revenues	$-	$-	$-	$11,935,280
Operating income (loss)	(59,251)	(303,229)	(354,960)	2,333,777
Net income (loss)	(59,251)	(303,229)	(354,960)	757,106

December 31, 2010:
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	0.0%	0.0%	0.0%	10.00%

Current assets	$-	$-	$-	$901,604
Noncurrent assets	-	-	-	37,425
Current liabilities	-	-	-	(390,726)
Noncurrent liabilities	-	-	-	(661,745)
Equity	$-	$-	$-	$(113,442)

Revenues				$2,310,891
Operating income (loss)				(413,442)
Net income (loss)				(413,442)